Embedded Derivative Asset and Silver Stream (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Embedded Derivative Asset and Silver Stream
Embedded derivative asset - Beginning of year	$ 9,671	$ 6,600
Fair value adjustment	5,489	3,071
Embedded derivative asset - End of year	$ 15,160	$ 9,671